Trade Receivables - Changes in Allowance for Impairment Losses on Trade Receivables (Detail) - Trade receivables [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 8,620	¥ 8,845	¥ 10,521
Remeasurement	274	297	260
Write-offs	(1,114)	(757)	(2,648)
Exchange differences on translating foreign operations	622	235	712
Balance at end of year	¥ 8,402	¥ 8,620	¥ 8,845